Debt (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Debt	$ 1,173,003	$ 195,245	$ 2,093,745
Revenue share agreement entered into on 6/28/16
Debt	0	195,245	525,000
Secured merchant agreement for future receivables entered into on 9/28/18
Debt	249,445	0
Secured merchant agreement for future receivables entered into on 10/3/18
Debt	325,454	0
Promissory note entered into on 11/13/18
Debt	120,000	0
Promissory note entered into on 12/12/18
Debt	118,500	0
Secured merchant agreement for future receivables entered into on 12/17/18
Debt	$ 359,604	0
Revenue based funding arrangement entered into on 8/31/15
Debt		0	263,641
Purchase and sale agreement for future receivables entered into on 9/30/16
Debt		0	220,652
Short-term advance received on 1/11/17
Debt		0	1,000,000
Short-term advance received on 3/16/17
Debt		0	50,000
Promissory note entered into on 3/31/17
Debt		0	$ 34,452
Promissory note entered into on 9/19/18
Debt		$ 0